UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082

CGM TRUST

(Exact name of registrant as specified in charter)

One International Place, Boston, Massachusetts 02110

(Address of principal executive offices)  (Zip code)

T. John Holton, Esq.

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225

Date of fiscal year end: December 31, 2012

Date of reporting period: March 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.

CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of March 31, 2012

(unaudited)

COMMON STOCKS — 72.7% OF TOTAL NET ASSETS

	Shares	Value(a)

Airlines - 9.5%
Delta Air Lines, Inc. (b)	2,510,000	$ 24,874,100
United Continental Holdings, Inc. (b)	950,000	20,425,000
		45,299,100

Banks - Money Center - 16.4%
Bank of America Corporation	1,660,000	15,886,200
Citigroup Inc.	920,000	33,626,000
Morgan Stanley	1,390,000	27,299,600
Wells Fargo & Company	45,000	1,536,300
		78,348,100

Beverages and Tobacco - 5.6%
Lorillard, Inc.	140,000	18,127,200
Philip Morris International Inc.	97,000	8,595,170
		26,722,370

Consumer Cyclicals - 0.5%
Fossil, Inc. (b)	20,000	2,639,600

Electronic and Communication Equipment - 3.0%
Apple Inc. (b)	24,000	14,387,280

Financial Services - 2.9%
Visa Inc.	118,000	13,924,000

Health Care Services - 4.6%
Herbalife Ltd.	320,000	22,022,400

Heavy Capital Goods - 10.0%
Cummins Inc.	188,000	22,567,520
Whirlpool Corporation	330,000	25,363,800
		47,931,320

Housing and Building Materials - 0.2%
Lennar Corporation	40,000	1,087,200

Media - 0.4%
CBS Corporation	50,000	1,695,500

Miscellaneous - 5.0%
NIKE, Inc.	220,000	23,856,800

Oil Service - 5.0%
National Oilwell Varco, Inc.	301,000	$ 23,920,470

Retail - 4.4%
Coach, Inc.	270,000	20,865,600

Vehicle Assembly - 5.2%
Tata Motors Limited ADR (c)	915,000	24,677,550
TOTAL COMMON STOCKS (Identified cost $316,832,228)		347,377,290

BONDS — 26.3% OF TOTAL NET ASSETS	Face Amount

Beverages and Tobacco - 7.6%
Altria Group, Inc., 9.950%, 11/10/2038	$24,000,000	36,505,128

United States Treasury - 18.7%
United States Treasury Notes, 0.375%, 10/31/2012	53,400,000	53,464,667
United States Treasury Notes, 0.750%, 03/31/2013	35,500,000	35,683,038
		89,147,705

TOTAL BONDS (Identified cost $113,964,768)		125,652,833

SHORT-TERM INVESTMENT — 0.4% OF TOTAL NET ASSETS
American Express Credit Corporation, 0.01%, 04/02/2012 (Cost $1,995,000)	1,995,000	1,995,000

TOTAL INVESTMENTS — 99.4% (Identified cost $432,791,996)(d)		475,025,123
Cash and receivables		12,451,999
Liabilities		(9,822,894)
TOTAL NET ASSETS — 100.0%		$477,654,228

(a)

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•	Level 1 – Prices determined using: quoted prices in active markets for identical securities.
•	Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
•

Level 3 – Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Mutual Fund’s investments as of March 31, 2012:

	Valuation Inputs
		Level 2 - Other	Level 3 -
		Significant	Significant
	Level 1 -	Observable	Unobservable
Classification	Quoted Prices	Inputs	Inputs
Common Stocks*	$347,377,290	$ —	$ —

Debt Securities
Commercial Paper	—	1,995,000	—
Corporate Bonds	—	36,505,128	—
United States Treasury	—	89,147,705	—
Total	$347,377,290	$127,647,833	$ —

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

(b)	Non-income producing security.
(c)

An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

(d)	Federal Tax Information: At March 31, 2012, the net unrealized appreciation on investments based on cost of $432,932,791 for Federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$45,346,380
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,254,048)
		$42,092,332
	The cost basis and unrealized appreciation/(depreciation) for the schedule of investments and tax purposes differ due to differing treatments of wash sale losses deferred.

CGM REALTY FUND

SCHEDULE OF INVESTMENTS as of March 31, 2012

(unaudited)

COMMON STOCKS — 99.4% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENTS TRUSTS - 82.2%	Shares	Value(a)

Diversified - 5.1%
Digital Realty Trust, Inc.	1,144,500	$ 84,658,665

Lodging and Resorts - 24.7%
DiamondRock Hospitality Company	7,988,006	82,196,582
Hersha Hospitality Trust	972,200	5,308,212
Host Hotels & Resorts, Inc.	6,320,490	103,782,446
LaSalle Hotel Properties	3,300,000	92,862,000
Pebblebrook Hotel Trust	1,195,000	26,983,100
RLJ Lodging Trust	2,661,000	49,574,430
Strategic Hotels & Resorts, Inc. (b)	1,430,000	9,409,400
Sunstone Hotel Investors, Inc. (b)	3,890,000	37,888,600
		408,004,770

Office and Industrial - 12.3%
Boston Properties, Inc.	870,000	91,341,300
SL Green Realty Corp.	1,450,000	112,447,500
		203,788,800

Residential - 24.1%
AvalonBay Communities, Inc.	755,000	106,719,250
Camden Property Trust	1,290,000	84,817,500
Equity Residential	1,630,000	102,070,600
Essex Property Trust, Inc.	695,000	105,299,450
		398,906,800

Retail - 9.6%
Simon Property Group, Inc.	1,085,673	158,160,842

Self Storage - 6.4%
Public Storage	770,000	106,390,900

TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified cost $1,012,181,683)		1,359,910,777

OTHER COMMON STOCKS - 17.2%

Copper - 4.2%
Freeport-McMoRan Copper & Gold Inc.	1,840,000	$ 69,993,600

Real Estate Services – 13.0%
CBRE Group, Inc.(b)	5,300,000	105,788,000
Jones Lang LaSalle Incorporated	1,310,000	109,136,100
		214,924,100

TOTAL OTHER COMMON STOCKS (Identified cost $250,776,437)		284,917,700
TOTAL COMMON STOCKS (Identified cost $1,262,958,120)		1,644,828,477

	Face
SHORT-TERM INVESTMENT — 0.4% OF TOTAL NET ASSETS	Amount

American Express Credit Corporation, 0.01%, 04/02/2012 (Cost $6,195,000)	$6,195,000	6,195,000

TOTAL INVESTMENTS — 99.8% (Identified cost $1,269,153,120)(c)		1,651,023,477
Cash and receivables		15,631,732
Liabilities		(12,239,250)
TOTAL NET ASSETS — 100.0%		$1,654,415,959

(a)

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•	Level 1 – Prices determined using: quoted prices in active markets for identical securities.
•	Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
•

Level 3 – Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Realty Fund’s investments as of March 31, 2012:

	Valuation Inputs
		Level 2 - Other	Level 3 -
		Significant	Significant
	Level 1 -	Observable	Unobservable
Classification	Quoted Prices	Inputs	Inputs
Common Stocks*	$1,644,828,477	$ —	$ —

Debt Securities
Commercial Paper	—	6,195,000	—
Total	$1,644,828,477	$6,195,000	$ —

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

(b)	Non-income producing security.
(c)	Federal Tax Information: At March 31, 2012, the net unrealized appreciation on investments based on cost of $1,271,614,345 for Federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$388,997,157
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(9,588,025)
		$379,409,132
	The cost basis and unrealized appreciation/ (depreciation) for the schedule of investments and tax purposes differ due to differing treatments of wash sale losses deferred.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of March 31, 2012

(unaudited)

COMMON STOCKS — 99.7% OF TOTAL NET ASSETS

	Shares	Value(a)

Airlines - 12.4%
Delta Air Lines, Inc. (b)	14,100,000	$ 139,731,000
United Continental Holdings, Inc. (b)	4,320,000	92,880,000
		232,611,000

Banks - Money Center - 21.4%
Bank of America Corporation	5,050,000	48,328,500
Citigroup Inc. (c)	4,270,000	156,068,500
Morgan Stanley	7,060,000	138,658,400
The Goldman Sachs Group, Inc.	465,000	57,832,050
		400,887,450

Electronic and Communication Equipment - 3.8%
Apple Inc. (b)	118,000	70,737,460

Health Care Services - 6.7%
Herbalife Ltd. (c)	1,840,000	126,628,800

Heavy Capital Goods - 11.4%
Cummins Inc.	825,000	99,033,000
Whirlpool Corporation (c)	1,490,000	114,521,400
		213,554,400

Housing and Building Materials - 11.3%
D.R. Horton, Inc. (c)	6,600,000	100,122,000
Lennar Corporation	570,000	15,492,600
Stanley Black & Decker, Inc. (c)	1,250,000	96,200,000
		211,814,600

Machinery - 0.4%
Textron Inc.	300,000	8,349,000

Offshore Drilling - 2.8%
Transocean Ltd. (c)	950,000	51,965,000

Oil Refining - 4.8%
Suncor Energy Inc.	2,740,000	89,598,000

Oil Service - 5.2%
National Oilwell Varco, Inc.	1,230,000	97,748,100

Packaging - 4.6%
Rock-Tenn Company	1,270,000	$ 85,801,200

Peripherals - 5.3%
Western Digital Corporation (b)	2,380,000	98,508,200

Textile and Apparel - 4.6%
V.F. Corporation	590,000	86,128,200

Vehicle Assembly - 5.0%
Tata Motors Limited ADR (d)	3,500,000	94,395,000

TOTAL COMMON STOCKS (Identified cost $1,774,056,174)		1,868,726,410

	Face
SHORT-TERM INVESTMENT — 0.2% OF TOTAL NET ASSETS	Amount
American Express Credit Corporation, 0.01%, 04/02/2012 (Cost $4,490,000)	$4,490,000	4,490,000

TOTAL INVESTMENTS — 99.9% (Identified cost $1,778,546,174)(e)
Cash and receivables		1,873,216,410
Liabilities		129,543,378
		(127,390,742)
TOTAL NET ASSETS — 100.0%		$1,875,369,046

	Face
SECURITIES SOLD SHORT (Proceeds $85,692,890)	Amount	Value(a)
United States Treasury Bonds, 3.125%, 02/15/2042	$70,000,000	$ 67,101,580
United States Treasury Notes, 2.000%, 02/15/2022	20,000,000	19,615,620
		$ 86,717,200

(a)

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used for long positions and the last reported ask price for short positions. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•	Level 1 – Prices determined using: quoted prices in active markets for identical securities.
•	Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
•

Level 3 – Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Focus Fund’s investments as of March 31, 2012:

	Valuation Inputs
		Level 2 - Other	Level 3 -
		Significant	Significant
	Level 1 -	Observable	Unobservable
Classification	Quoted Prices	Inputs	Inputs
Common Stocks*	$1,868,726,410	$ —	$ —

Debt Securities
Commercial Paper	—	4,490,000	—
Total	$1,868,726,410	$ 4,490,000	$ —

Shorts:
Debt Securities
United States Treasury	—	(86,717,200)	—
Total	$ —	$(86,717,200)	$ —

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

(b)	Non-income producing security.
(c)

A portion of this security has been segregated as collateral in connection with short sale investments. The market value of securities held in a segregated account at March 31, 2012 was $42,629,000 and the value of cash held in a segregated account was $85,935,919, a portion of which may have been restricted at March 31, 2012.

(d)

An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

(e)	Federal Tax Information: At March 31, 2012, the net unrealized appreciation on investments based on cost of $1,778,593,549 for Federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$145,015,664
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(50,392,803)
		$ 94,622,861
	The cost basis and unrealized appreciation/ (depreciation) for the schedule of investments and tax purposes differ due to differing treatments of wash sale losses deferred.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the CGM Trust’s disclosure controls and procedures within 90 days of the filing of this Form N-Q, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust’s disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b)  There were no changes in CGM Trust's internal control over financial reporting (as defined in Rule 30a-3(d)under the Act) that occurred during the CGM Trust's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the CGM Trust’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By:	/S/ Robert L. Kemp
Robert L. Kemp
President
Principal Executive Officer

Date:  May 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ Robert L. Kemp
Robert L. Kemp
President
Principal Executive Officer

Date:  May 15, 2012

By:	/S/ Jem A. Hudgins
Jem A. Hudgins
CFO & Treasurer
Principal Financial Officer

Date:  May 15, 2012